Performance Management	Aug. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the annual returns of the Fund for each full calendar year of operations.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.  The Fund’s past performance (before and after taxes) does not necessarily reflect how the Fund will perform in the future. Updated performance information is available at www.adirondackfunds.com/fund-performance/ or by calling 1-888-686-2729.

Bar Chart [Heading]	Year-by-Year Total Returns for years ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return was 35.46% for the quarter ended December 31, 2020 and the lowest quarterly return was -36.25% for the quarter ended March 31, 2020. The return for the period from January 1, 2025 to June 30, 2025 was -2.02%.

Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance [Table]
	1 Year	5 Years	10 Years

Return Before Taxes	19.55%	12.96%	7.36%
Return After Taxes on Distributions	19.55%	12.95%	6.55%
Return After Taxes on Distributions and Sale of Fund Shares	11.58%	10.39%	5.63%
Standard & Poor’s 500 Index (reflects no deductions for fees, expenses or taxes) *	24.79%	14.51%	13.09%
Morningstar US Small Cap Broad Value Extended Index (reflects no deductions for fees, expenses or taxes) **	9.27%	8.98%	7.52%
iShares Russell 2000 Value ETF ***	7.74%	7.05%	6.96%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(*)	In order to comply with the definition and intent set forth by the U.S. Securities and Exchange Commission, the Fund has changed its broad-based securities market index (benchmark index) from the Morningstar US Small Cap Broad Value Extended Index (MSI) to the Standard & Poor’s 500 Index. The Standard & Poor’s 500 Index is a market value-weighted index of 500 stocks seen as indicators of U.S. equities. You cannot invest directly in an index.
(**)	In addition, the Fund compares itself to the MSI. The Fund believes the MSI’s comprehensive and consistent tracking of the United States small cap equity universe is closer to that of the Fund. Therefore, the Fund believes the MSI is a better indicator for investors as to the performance of the Fund versus the broader United States small cap equity market. More information about Morningstar Indices can be found at https://indexes.morningstar.com/.
(***)	The Fund also compares itself to the iShares Russell 2000 Value ETF (IWN). The iShares Russell 2000 Value ETF (IWN) represents a realistic alternative for retail investors when deciding between active or passive small cap investing. It also leads to more fair (real world) return comparisons as iShares managers face similar administrative cost, liquidity, and taxation constraints when implementing this index replicating strategy as do active managers. The IWN was launched in 2000 by Barclay's (Now BlackRock Fund Advisors) and is the largest fund available to investors that replicates the Russell 2000 Value Index (RUJ). Its assets are presently over $10.9 billion.

Adirondack Small Cap Fund
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily reflect how the Fund will perform in the future
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	35.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(36.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Availability Website Address [Text]	www.adirondackfunds.com/fund-performance/
Performance Availability Phone [Text]	1-888-686-2729